Goodwill and Other Intangible Assets (Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Intangible assets	$ 6,056	$ 6,056
Accumulated amortization	(823)	(681)
Foreign currency translation	(116)	(46)
Net book value	5,117	5,329	5,585	4,436
Customer Relationships [Member]
Intangible Assets [Line Items]
Intangible assets	2,962	2,962
Accumulated amortization	(745)	(617)
Foreign currency translation	(70)	(28)
Net book value	2,147	2,317
Non-Compete Agreement [Member]
Intangible Assets [Line Items]
Intangible assets	95	95
Accumulated amortization	(78)	(64)
Foreign currency translation	(1)	(1)
Net book value	16	30
Trademarks [Member]
Intangible Assets [Line Items]
Intangible assets	2,049	2,049
Foreign currency translation	(21)	(8)
Net book value	2,028	2,041
Technology-Related Industry Accreditations [Member]
Intangible Assets [Line Items]
Intangible assets	950	950
Foreign currency translation	(24)	(9)
Net book value	$ 926	$ 941